Derivatives, Gains (Losses) Recognized on Cash Flow Hedging Relationships (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Line Items Presented in the Consolidated Statement of Income and Other Comprehensive Income [Abstract]
Loans	$ 57,895	$ 57,155	$ 37,715
Other interest income	13,672	10,810	3,308
Long-term debt	(12,463)	(11,572)	(5,505)
Total recorded in OCI, Derivative gains (losses)	(356)	545	(1,448)
Derivatives (Textual) [Abstract]
Deferred net gains (losses) on derivatives in other comprehensive income	$ (547)
Maximum length of time hedged in cash flow hedge	8 years
Cash flow hedging [Member]
Gains (losses) recognized on cash flow hedging relationships [Abstract]
Reclassification of net (gains) losses to net income on cash flow hedges, Before tax	$ 847	724	6
Net unrealized gains (losses) (pre-tax) recognized in OCI	(1,223)	(201)	(1,541)
Other comprehensive income (loss), cash flow hedge, gain (loss), after reclassification, before tax	(376)	523	(1,535)
Cash flow hedging [Member] | Interest rate contracts [Member]
Gains (losses) recognized on cash flow hedging relationships [Abstract]
Reclassification of net (gains) losses to net income on cash flow hedges, Before tax	840	716	(4)
Net unrealized gains (losses) (pre-tax) recognized in OCI	(1,222)	(201)	(1,524)
Other comprehensive income (loss), cash flow hedge, gain (loss), after reclassification, before tax	(382)	515	(1,528)
Cash flow hedging [Member] | Foreign exchange contracts [Member]
Gains (losses) recognized on cash flow hedging relationships [Abstract]
Reclassification of net (gains) losses to net income on cash flow hedges, Before tax	7	8	10
Net unrealized gains (losses) (pre-tax) recognized in OCI	(1)	0	(17)
Other comprehensive income (loss), cash flow hedge, gain (loss), after reclassification, before tax	6	8	(7)
Cash flow hedging [Member] | Loans [Member]
Gains (losses) recognized on cash flow hedging relationships [Abstract]
Total gain (loss) (pre-tax) on cash flow hedges recognized in earnings	(444)	(267)	(20)
Cash flow hedging [Member] | Loans [Member] | Interest rate contracts [Member]
Gains (losses) recognized on cash flow hedging relationships [Abstract]
Realized gains (losses) (pre-tax) reclassified from OCI into net income	(444)	(267)	(20)
Total gain (loss) (pre-tax) on cash flow hedges recognized in earnings	(444)	(267)	(20)
Cash flow hedging [Member] | Loans [Member] | Foreign exchange contracts [Member]
Gains (losses) recognized on cash flow hedging relationships [Abstract]
Realized gains (losses) (pre-tax) reclassified from OCI into net income	0	0	0
Total gain (loss) (pre-tax) on cash flow hedges recognized in earnings	0	0	0
Cash flow hedging [Member] | Other interest income [Member]
Gains (losses) recognized on cash flow hedging relationships [Abstract]
Total gain (loss) (pre-tax) on cash flow hedges recognized in earnings	(396)	(449)	24
Cash flow hedging [Member] | Other interest income [Member] | Interest rate contracts [Member]
Gains (losses) recognized on cash flow hedging relationships [Abstract]
Realized gains (losses) (pre-tax) reclassified from OCI into net income	(396)	(449)	24
Total gain (loss) (pre-tax) on cash flow hedges recognized in earnings	(396)	(449)	24
Cash flow hedging [Member] | Other interest income [Member] | Foreign exchange contracts [Member]
Gains (losses) recognized on cash flow hedging relationships [Abstract]
Realized gains (losses) (pre-tax) reclassified from OCI into net income	0	0	0
Total gain (loss) (pre-tax) on cash flow hedges recognized in earnings	0	0	0
Cash flow hedging [Member] | Long-term debt [Member]
Gains (losses) recognized on cash flow hedging relationships [Abstract]
Total gain (loss) (pre-tax) on cash flow hedges recognized in earnings	(7)	(8)	(10)
Cash flow hedging [Member] | Long-term debt [Member] | Interest rate contracts [Member]
Gains (losses) recognized on cash flow hedging relationships [Abstract]
Realized gains (losses) (pre-tax) reclassified from OCI into net income	0	0	0
Total gain (loss) (pre-tax) on cash flow hedges recognized in earnings	0	0	0
Cash flow hedging [Member] | Long-term debt [Member] | Foreign exchange contracts [Member]
Gains (losses) recognized on cash flow hedging relationships [Abstract]
Realized gains (losses) (pre-tax) reclassified from OCI into net income	(7)	(8)	(10)
Total gain (loss) (pre-tax) on cash flow hedges recognized in earnings	(7)	(8)	(10)
Cash flow hedging [Member] | Derivative gains (losses) [Member]
Gains (losses) recognized on cash flow hedging relationships [Abstract]
Total gain (loss) (pre-tax) on cash flow hedges recognized in earnings	(847)	(724)	(6)
Cash flow hedging [Member] | Derivative gains (losses) [Member] | Interest rate contracts [Member]
Gains (losses) recognized on cash flow hedging relationships [Abstract]
Realized gains (losses) (pre-tax) reclassified from OCI into net income	(840)	(716)	4
Total gain (loss) (pre-tax) on cash flow hedges recognized in earnings	(840)	(716)	4
Cash flow hedging [Member] | Derivative gains (losses) [Member] | Foreign exchange contracts [Member]
Gains (losses) recognized on cash flow hedging relationships [Abstract]
Realized gains (losses) (pre-tax) reclassified from OCI into net income	(7)	(8)	(10)
Total gain (loss) (pre-tax) on cash flow hedges recognized in earnings	$ (7)	$ (8)	$ (10)